Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information [Abstract]
Information about Company's Reportable Segments	The table below presents information about the Company’s reportable segments for the year ended December 31, 2024. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s consolidated financial statements. Segment results are evaluated based on income/(loss) from operations.

	December 31, 2024			December 31, 2023	December 31, 2022
	Dry Bulk segment	Tanker segment	Total	Dry Bulk segment	Dry Bulk segment
-Time charter revenues	$24,768	$-	$24,768	$18,957	$19,085
-Voyage charter revenues	-	934	934	-	-
Vessel revenues, net	$24,768	$934	$25,702	$18,957	$19,085
Voyage expenses	3,104	606	3,710	1,940	3,680
Vessel operating expenses	10,961	1,525	12,486	10,421	6,880
Management fees	1,139	84	1,223	1,116	758
Impairment loss	2,394	3,728	6,122	-	-
Loss on sale of vessel	7	-	7	-	-
General and administrative expenses	8	1	9	7	5
Depreciation and amortization of deferred charges	6,368	830	7,198	7,670	4,896
Other operating (income)/loss	(81)	-	(81)	125	-
Segments’ operating income/(loss)	$868	$(5,840)	$(4,972)	$(2,322)	$2,866
Less: Unallocated general and administrative expenses (1)	-	-	(6,203)	(5,274)	(3,078)
Less: Unallocated management fees (1)	-	-	(120)	(120)	(120)
Less: Unallocated support agreement costs (1)	-	-	(6,750)	-	-
Less: Unallocated other operating (loss)/gain (1)	-	-	-	(6)	6
Total consolidated operating loss			$(18,045)	$(7,722)	$(326)

(1)	Refers to general and administrative expenses, support agreement costs, management fees and other operating loss of the parent company, OceanPal Inc.

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets of December 31, 2024, and December 31, 2023, is as follows:

	December 31, 2024	December 31, 2023
Dry bulk segment	$53,205	$78,480
Tanker segment	26,873	-
Cash and cash equivalents (1)	6,284	14,584
Equity method investment (1)	2,970	1,645
Prepaid expenses and other current assets, net (1)	130	136
Total consolidated assets	$89,462	$94,845

(1)	Refers to the assets of the parent company, OceanPal Inc.